Income Taxes	3 Months Ended
Mar. 30, 2018
Vencore Holding Corp. and KGS Holding Corp.
Schedule Of Income Taxes [Line Items]
Income Taxes
Income Taxes

The Company’s (provision) benefit for income taxes consisted of the following components (in thousands):

	As of December 31,			Three Months Ended March 30,
	2015	2016	2017	2018
				(Unaudited)
Current
Federal expense	$(9,120)	$(3,257)	$(3,934)	$(2,175)
State expense	(1,833)	(1,130)	(1,416)	(486)
Total current	(10,953)	(4,387)	(5,350)	(2,661)
Deferred
Federal expense	(9,097)	(18,278)	19,777	(404)
State expense	(1,296)	(2,625)	(4,167)	(87)
Total deferred	(10,393)	(20,903)	15,610	(491)
Total (provision) benefit for income taxes	$(21,346)	$(25,290)	$10,260	$(3,152)

Our reconciliation of the 35% and 21% U.S. federal statutory income tax rate to actual income tax expense is as follows (in thousands):

	As of December 31,			Three Months Ended March 30,
	2015	2016	2017	2018
				(Unaudited)
U.S. statutory tax rate	35.0%	35.0%	35.0%	21.0%
Equity based awards	3.2	(0.2)	7.3	—
Noncash income or gain	(6.2)	—	—	—
Valuation allowance	(15.6)	(10.3)	(450.1)	(4.0)
Amortization of intangible assets	27.5	27.0	70.7	3.2
State tax expense	2.5	3.1	7.4	3.0
Uncertain tax position interest	0.9	0.9	2.1	—
Tax Cuts and Jobs Act of 2017	—	—	266.1	—
Other	0.8	0.7	2.7	0.5
Effective tax rate	48.1%	56.2%	(58.8)%	23.7%

On December 22, 2017, the Tax Cuts and Jobs Act of 2017 (the “Act”) was signed into law making significant changes to the Internal Revenue Code. Changes include, but are not limited to, a corporate tax rate decrease from 35% to 21% effective for tax years beginning after December 31, 2017. Under U.S. GAAP, changes in tax rates and tax law are accounted for in the period of enactment and deferred tax assets and liabilities are measured at the enacted tax rate. The Company has calculated its best estimate of the impact of the Act in its year end income tax provision in accordance with its understanding of the Act and guidance available as of the date of this filing. The Company has recorded a provisional $46.4 million of reduction in net deferred tax assets related to the remeasurement of deferred tax assets and liabilities based on the rates at which they are expected to reverse. The reduction in net deferred tax assets is mostly offset by valuation allowance, with the exception of the remeasurement of deferred tax liabilities related to indefinite-lived intangibles, which resulted in $12.1 million of provisional deferred tax benefit. As part of estimating the impact of the Act the Company released a portion of its valuation allowance related to deferred tax liabilities that may be used as a source of future taxable income to realize the Company’s other deferred tax assets, resulting in a provisional deferred tax benefit of $16.5 million.

In accordance with SEC guidance, provisional amounts may be refined as a result of additional guidance from, and interpretations by, U.S. regulatory and standard-setting bodies, and changes in additional analysis. In the subsequent period, provisional amounts will be adjusted for the effects, if any, of interpretative guidance issued after December 31, 2017, by the U.S. Department of the Treasury. The effects of the 2017 Act may be subject to changes for items that were previously reported as provisional amounts, as well as any element of the 2017 Act that a provisional estimate could not be made, and such changes could be material.

The primary components of our federal and state deferred income tax assets and liabilities as of December 31, 2016 and 2017 were as follows (in thousands):

	As of December 31,		As of March 30,
	2016	2017	2018
	Noncurrent	Noncurrent	Noncurrent
			(Unaudited)
Deferred tax assets related to:
Postretirement benefit plans	$31,476	$26,355	$26,355
Property, equipment and capitalized software	2,099	1,608	1,608
Amortization of intangible assets	24,299	11,192	11,192
Accrued expenses	21,975	12,321	12,321
Other liabilities	784	204	204
Net operating loss carryforwards	105,278	86,231	86,231
Deferred compensation	4,454	2,968	2,968
Acquisition transaction costs	453	1,349	1,349
Deferred financing costs	—	506	506
Other	452	220	220
Total	191,270	142,954	142,954
Valuation allowance	(180,584)	(119,419)	(119,419)
Deferred tax assets	10,686	23,535	23,535
Deferred tax liabilities related to:
Goodwill and other intangible assets	(29,141)	(28,875)	(29,296)
Other current assets	(44)	(106)	(106)
Deferred financing costs	(798)	—	—
Accounts receivable	(3,881)	(3,510)	(3,510)
Deferred direct costs	(5,937)	(4,477)	(4,546)
Deferred tax liabilities	(39,801)	(36,968)	(37,458)
Net deferred tax assets and liabilities	$(29,115)	$(13,433)	$(13,923)

The changes in the Company’s valuation allowance as of December 31, 2016, 2017, and March 30, 2018 were as follows (in thousands):

Balance at December 31, 2015	$171,600
Increases	8,984
Balance at December 31, 2016	180,584
Decreases	(61,165)
Balance at December 31, 2017	119,419
Decreases	—
Balance at March 30, 2018 (unaudited)	$119,419

A valuation allowance is recorded against deferred tax assets when it is more likely than not that a tax benefit will not be realized. The assessment for a valuation allowance requires judgment on the part of the Company with respect to the benefits that may be realized. The Company recorded deferred tax assets as part of its purchase accounting and additional deferred tax assets in its provision for income taxes for the years ended December 31, 2015, 2016 and 2017 for the Vencore Holding Corp and Subsidiaries consolidated tax filing group. Although the Company is in a valuation allowance position, we recognize a generally consistent amount of tax provision expense related to the amortization of indefinite‑lived intangibles. It is the judgment of the Company that it is more likely than not that the tax benefit will not be realized with respect to the majority of its deferred tax assets. Accordingly, a valuation allowance in the amount of $171.6 million, $180.6 million and $119.4 million has been recorded against the deferred tax assets as of December 31, 2015, 2016 and 2017, respectively. Any future reduction relating to the purchase accounting tax valuation allowance would be recorded as an adjustment to the provision for income taxes. The Company continues to recognize a valuation allowance against the deferred tax assets of Vencore Holding Corp and Subsidiaries. There has been no change in our assessment of the reliability of our deferred tax assets.

The Company has deferred tax liabilities related to assets with indefinite useful lives, including goodwill and its trade name. The Company believes that the related temporary differences should not be used as a source of taxable income to support the realization of deferred tax assets. Accordingly, the valuation allowance recorded is an amount that results in a net deferred tax liability of $14.1 million, $26.5 million and $27.0 million at December 31, 2015, December 31, 2016 and December 31, 2017, respectively. The Company is subject to income taxes in the U.S. and various state jurisdictions.

As of December 31, 2016, the Company had federal and state net operating loss carryforwards of $260.8 million and $260.8 million, respectively. As of December 31, 2017 and March 30, 2018, the Company had federal and state net operating loss carryforwards of $321.6 million and $321.6 million, respectively. The net operating losses will begin to expire on December 31, 2030.

The Company files income tax returns under two U.S. federal income tax groups. Vencore’s subsidiaries are included in the Vencore Holding Corp and Subsidiaries consolidated income tax returns in the U.S. federal jurisdiction, and various state jurisdictions. Keypoint Government Solutions, Inc. files a separate U.S. federal income tax return and separate state income tax returns. The Company is subject to federal income tax examination for tax years 2014 through 2016, but is not currently under examination.

As of December 31, 2016, December 31, 2017 and March 30, 2018, the Company had an accrual of approximately $14.0 million, $2.1 million and $2.1 million, respectively, for tax exposures (excluding accrued interest), primarily relating to a proposed adjustment by the Internal Revenue Service relating to a compensation deduction taken in a prior tax return filed by Vencore Services and Solutions Inc.’s former owner. The 2017 reduction is related to the former owner’s settlement of the IRS position and the remaining amount is mostly related to the state tax effect of the federal government. The total amount reserved is approximately $2.1 million, which is included in other current liabilities on the accompanying consolidated balance sheet. Interest expense related to the tax exposures amounted to $0.4 million, $0.4 million, $0.4 million and $0.4 million respectively, for the years ended December 31, 2016, December 31, 2017 and the three-month periods ending March 31, 2017 and March 30, 2018. As of March 30, 2018, the Company had approximately $0.6 million in accrued interest related to unrecognized tax benefits reflected in its consolidated balance sheets. In connection with the purchase agreement relating to the purchase of Vencore Services and Solutions, Inc., the Company is indemnified against the tax obligation relating to this matter. The Company has recognized a receivable of approximately $2.1 million for the expected probable recovery under the purchase agreement, which is included in other receivables in the accompanying balance sheet.

Changes in unrecognized tax benefits were as follows (in thousands):

	As of December 31,		As of March 30,
	2016	2017	2018
			(Unaudited)
Unrecognized tax benefits beginning of year	$13,585	$14,011	$2,101
Gross increases - tax positions in prior period	426	372	17
Gross decreases - tax positions in prior period	—	(12,282)	—
Unrecognized tax benefits end of year	$14,011	$2,101	$2,118